Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

The related parties that had material balances and transactions as of and for the fiscal years ended September 30, 2024, 2023 and 2022 consist of the following:

Name of Related Party	Nature of Relationship at September 30, 2024
CyberStep, Inc.	The principal shareholder of the Company
Neko-neko Company	An affiliate of the Company
Kazusa Aranami	The director of the Company

The Company has the following related party transactions as of September 30, 2024 and 2023 and for the fiscal years ended September 2024, 2023, and 2022:

		Yen in thousands
		As of September 30,
		2024	2023
Amount due from related parties
CyberStep, Inc.	Sound production and talent management service to related party. Unsecured, interest-free and receivable on demand.	¥—	¥3,214
Neko-neko Company	Internet service to related party. Unsecured, interest-free and receivable on demand.	555	—
Short-term loan receivable
CyberStep, Inc.	Short-term loan and interest income to related party	200,362	—
Amount due to related parties
CyberStep, Inc.	Outsourcing services provided by related party. Unsecured, interest-free and repayable on demand.	973	—
Kazusa Aranami	Outsourcing services provided by related party. Unsecured, interest-free and repayable on demand.	1,068	49
		Yen in thousands
		For the fiscal years ended September 30,
		2024	2023	2022
Revenue
Laughact, Inc.	Internet (VTuber) income	¥—	¥—	¥1,011
CyberStep, Inc.	Sound production and talent management income and Internet income	5,017	14,776	6,649
Lode Runner Inc.	Audio production and talent management income	—	—	10,000
Outsourcing Expenses
CyberStep, Inc.	Outsourcing services provided by related party	15,538	4,033	11,916
Kazusa Aranami	Outsourcing services provided by related party	3,075	1,959	—
Selling, General and Administrative Expenses
CyberStep, Inc.	Commission fee to related party	59	850	—
Other Income
CyberStep, Inc.	Intrest income from related party	362	—	—
Kazusa Aranami	Residence rent coverage from related party	78	—	—
Interest expenses
CyberStep, Inc.	Interest expenses to related party	281	1,633	—

On August 20, 2024, the Company entered into a loan receivable agreement with CyberStep, Inc., one of the Company’s principal shareholders, for ¥200,000 thousand to provide working capital for the upcoming joint projects. The loan is unsecured, has an interest rate of 2% per annum, and matures on August 29, 2025.